Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	7/16/2012
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$156,754,094.54	0.4735773	$112,803,199.92	0.3407952	$43,950,894.62
Class A-2 Notes	$313,000,000.00	1.0000000	$313,000,000.00	1.0000000	$-
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$1,180,214,094.54	0.8713540	$1,136,263,199.92	0.8389050	$43,950,894.62

Weighted Avg. Coupon (WAC)	4.61%		4.61%
Weighted Avg. Remaining Maturity (WARM)	50.42		49.58
Pool Receivables Balance	$1,234,325,368.31		$1,190,087,944.13
Remaining Number of Receivables	79,082		77,644

Adjusted Pool Balance	$1,206,534,125.57		$1,163,557,162.60

III. COLLECTIONS

Principal:
Principal Collections	$43,220,664.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$453,333.47
Total Principal Collections	$43,673,998.06

Interest:
Interest Collections	$4,779,475.50
Late Fees & Other Charges	$60,331.21
Interest on Repurchase Principal	$-
Total Interest Collections	$4,839,806.71

Collection Account Interest	$5,064.55
Reserve Account Interest	$826.43
Servicer Advances	$-

Total Collections	$48,519,695.75

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	7/16/2012
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$48,519,695.75
Reserve Account Available					$6,823,490.67
Total Available for Distribution					$55,343,186.42
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,028,604.47		$1,028,604.47	$1,028,604.47
Collection Account Interest					$5,064.55
Late Fees & Other Charges					$60,331.21
Total due to Servicer					$1,094,000.23

2. Class A Noteholders Interest:
Class A-1 Notes		$40,473.21		$40,473.21
Class A-2 Notes		$143,458.33		$143,458.33
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$586,124.04		$586,124.04	$586,124.04

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$46,675,926.56
Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$43,950,894.62

		Distributable Amount		Paid Amount
Class A-1 Notes				$43,950,894.62
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$43,950,894.62		$43,950,894.62
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$43,950,894.62		$43,950,894.62

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,725,031.94

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$27,791,242.74
Beginning Period Amount					$27,791,242.74
Current Period Amortization					$1,260,461.21
Ending Period Required Amount					$26,530,781.53
Ending Period Amount					$26,530,781.53
Next Distribution Date Amount					$25,301,513.06

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.50%
Beginning Period Required Amount					$6,823,490.67
Beginning Period Amount					$6,823,490.67
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.5% of APB of cut-off date)					$6,823,490.67
Ending Period Amount					$6,823,490.67

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	7/16/2012
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,320,031.03	$ 27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		1.93%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.18%	2.35%	2.35%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.22%	77,035	99.08%	$1,179,185,943.46
30 - 60 Days	0.65%	503	0.75%	$8,877,270.25
61 - 90 Days	0.11%	89	0.14%	$1,700,525.68
91 + Days	0.02%	17	0.03%	$324,204.74
		77,644		$1,190,087,944.13
Total
Delinquent Receivables 61 + days past due	0.14%	106	0.17%	$2,024,730.42
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.12%	94	0.14%	$1,741,058.64
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.07%	58	0.09%	$1,145,319.90
Three-Month Average Delinquency Ratio	0.11%		0.13%

Repossession in Current Period		38		$722,711.64
Repossession Inventory		45		$508,741.11

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,016,759.59
Recoveries				$(453,333.47)
Net Charge-offs for Current Period				$563,426.12

Beginning Pool Balance for Current Period				$1,234,325,368.31

Net Loss Ratio				0.55%
Net Loss Ratio for 1st Preceding Collection Period				0.35%
Net Loss Ratio for 2nd Preceding Collection Period				0.09%
Three-Month Average Net Loss Ratio for Current Period				0.33%

Cumulative Net Losses for All Periods				$1,076,987.70
Cumulative Net Losses as a % of Initial Pool Balance				0.08%

Principal Balance of Extensions				$4,667,785.39
Number of Extensions				242

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